Common Stock - Narratives (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025 $ / shares shares	Jun. 30, 2024 shares	Jun. 30, 2025 $ / shares shares	Jun. 30, 2024 shares	Dec. 31, 2024 Vote director $ / shares shares	Dec. 31, 2022 shares	Dec. 31, 2023 $ / shares shares
Stockholders' Equity
Authorized capital stock (in shares)	85,000,000		85,000,000		85,000,000		85,000,000
Common Stock, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001		$ 0.001		$ 0.001
Number of directors elected by all stock holders | director					2
Total outstanding potentially dilutive securities	3,240,397	1,617,912	3,047,807	1,596,761	1,901,382	1,438,552
Class A common stock
Stockholders' Equity
Authorized capital stock (in shares)	27,500,000		27,500,000		27,500,000
Common Stock, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001		$ 0.001
Number of directors elected by each class of shareholders | director					1
Number of Class C Common stock for each convertible share					1
Class B common stock
Stockholders' Equity
Authorized capital stock (in shares)	4,000,000		4,000,000		4,000,000
Common Stock, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001		$ 0.001
Number of votes for each share outstanding | Vote					55
Number of directors elected by each class of shareholders | director					1
Number of Class C Common stock for each convertible share					1
Conversion of shares					8,333
Conversion of stock, reduction of votes per share | Vote					50
Class C
Stockholders' Equity
Authorized capital stock (in shares)	38,000,000		38,000,000		38,000,000
Common Stock, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001		$ 0.001
Number of votes for each share outstanding | Vote					1
Number of directors elected by each class of shareholders | director					1
Threshold percentage of holding shares to elect director					5.00%
Percentage of shares outstanding					11.00%
Class F
Stockholders' Equity
Authorized capital stock (in shares)	15,500,000		15,500,000		15,500,000
Common Stock, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001		$ 0.001
Number of votes for each share outstanding | Vote					5
Number of Class C Common stock for each convertible share					1